UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	6 Months Ended				12 Months Ended
	Jun. 30, 2018 USD ($) shares $ / shares	Jun. 30, 2018 USD ($) ft² shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) ft² shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares
Number of options
Outstanding, beginning of period (in shares)		7,144,871		7,144,871				7,377,042
Granted (in shares) | shares				0				0
Exercised (in shares) | shares				(3,770)				(213,106)
Expired/forfeited (in shares) | shares				(191,636)				(19,065)
Reclassified (in shares) | shares				437,151				0
Outstanding, end of period (in shares)		7,386,616		7,386,616		7,144,871		7,144,871
Exercisable, end of period (in shares) | shares	5,655,135	5,655,135	5,655,135	5,655,135	3,973,290	3,973,290	3,973,290	3,973,290
Weighted average exercise price
Outstanding, beginning of period (in usd per share) | $			$ 20.30				$ 20.28
Granted (in usd per share) | $			0.00				0.00
Exercised (in usd per share) | $			19.51				19.12
Forfeited (in usd per share) | $ / shares	$ 21.74				$ 24.42
Reclassified (in usd per share) | $ / shares	$ 22.48				$ 0.00
Outstanding, end of period (in usd per share) | $			20.40				20.30
Exercisable, end of period (in usd per share) | $	$ 20.18	$ 20.18	$ 20.18	$ 20.18	$ 19.93	$ 19.93	$ 19.93	$ 19.93